Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) dollarsPerShare	Dec. 31, 2022 USD ($) dollarsPerShare	Dec. 31, 2021 USD ($) dollarsPerShare	Dec. 31, 2020 USD ($) dollarsPerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compen-sation Table Total for PEO	Compen-sation Actually Paid to PEO	Average Summary Compen-sation Table Total for Non-PEO Named Executive Officers(1)	Average Compen-sation Actually Paid to Non-PEO Named Executive Officers(1)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(3)	Earnings per Share (diluted)(3)
					Total Shareholder Return	Peer Group(2)
2023	$3,191,637	$1,250,569	$1,069,067	$746,812	$72	$116	$100.5	$3.31
2022	$4,418,281	$3,272,186	$1,853,466	$1,606,230	$98	$116	$140.9	$4.39
2021	$5,491,034	$6,808,025	$1,960,009	$2,559,884	$126	$125	$176.7	$5.52
2020	$3,609,296	$3,163,054	$1,887,526	$1,767,368	$87	$91	$132.2	$4.18

Company Selected Measure Name	Earnings Per Share
Peer Group Issuers, Footnote	Peer group is the KBW NASDAQ Regional Bank Index, which is the peer group used for our performance graph in our December 31, 2023 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 3,191,637	$ 4,418,281	$ 5,491,034	$ 3,609,296
PEO Actually Paid Compensation Amount	$ 1,250,569	3,272,186	6,808,025	3,163,054
Adjustment To PEO Compensation, Footnote	In 2022, 2021 and 2020, includes Messrs. Pozez, Levingston, Marquez and Rheaume and Ms. Williams.

Pay versus Performance Adjustment	PEO
	2023	2022	2021	2020
SCT Total Compensation	$3,191,637	$4,418,281	$5,491,034	$3,609,296
Less: Change in Pension Value	—	(7,039)	(219)	(38,842)
Add: Actuarially Determined Service Cost	(103,359)	(72,645)	(85,621)	(39,675)
Less: Values Reported in the SCT for Stock Awards Granted in the Covered Year	(2,194,859)	(1,902,462)	(1,903,140)	(1,722,851)
Add: Fair Values of the Stock Awards Granted in the Covered Year	1,473,546	1,479,957	2,309,113	1,557,901
Change in Fair Value of Unvested Stock Award from Prior Years	(827,708)	(690,887)	816,273	(148,555)
Change in Fair Value of Unvested Stock Award from Prior Years that Vest in Covered Year	(364,006)	15,968	144,812	1,779
Less: Fair Value of Stock Awards Forfeited During the Covered Year	—	(32,554)	(7,228)	(76,933)
Add: Dividends on Stock Award in the Covered Fiscal Year Before Vesting Date	75,318	63,567	43,001	20,934
Compensation Actually Paid	$1,250,569	$3,272,186	$6,808,025	$3,163,054

Non-PEO NEO Average Total Compensation Amount	$ 1,069,067	1,853,466	1,960,009	1,887,526
Non-PEO NEO Average Compensation Actually Paid Amount	$ 746,812	1,606,230	2,559,884	1,767,368
Adjustment to Non-PEO NEO Compensation Footnote

Pay versus Performance Adjustment	Average of Non-PEO NEOs
	2023	2022	2021	2020
SCT Total Compensation	$1,069,067	$1,853,466	$1,960,009	$1,887,526
Less: Change in Pension Value	(55,763)	(86,333)	(75,121)	(50,658)
Add: Actuarially Determined Service Cost	40,789	70,066	62,576	41,103
Less: Values Reported in the SCT for Stock Awards Granted in the Covered Year	(392,149)	(395,991)	(404,079)	(942,683)
Add: Fair Values of the Stock Awards Granted in the Covered Year	232,362	308,045	490,275	932,123
Change in Fair Value of Unvested Stock Award from Prior Years	(99,935)	(156,331)	404,948	(84,216)
Change in Fair Value of Unvested Stock Award from Prior Years that Vest in Covered Year	(61,501)	11,792	100,865	(6,878)
Less: Fair Value of Stock Awards Forfeited During the Covered Year	—	(16,440)	(3,345)	(26,367)
Add: Dividends on Stock Award in the Covered Fiscal Year Before Vesting Date	13,942	17,956	23,756	17,418
Compensation Actually Paid	$746,812	$1,606,230	$2,559,884	$1,767,368

Tabular List, Table
The following is a list of the most important financial measures, along with Earnings Per Share, used for the most recent fiscal year to link compensation actually paid to the PEO and Non-PEO named executive officers:

•Adjusted net income	•Net interest margin
•Earnings per share	•Relative return on average assets
•Average loans	•Relative total shareholder return
•Efficiency

Total Shareholder Return Amount	$ 72	98	126	87
Peer Group Total Shareholder Return Amount	116	116	125	91
Net Income (Loss)	$ 100,500,000	$ 140,900,000	$ 176,700,000	$ 132,200,000
Company Selected Measure Amount | dollarsPerShare	3.31	4.39	5.52	4.18
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted net income
Measure:: 2
Pay vs Performance Disclosure
Name	•Earnings per share
Measure:: 3
Pay vs Performance Disclosure
Name	•Average loans
Measure:: 4
Pay vs Performance Disclosure
Name	•Efficiency
Measure:: 5
Pay vs Performance Disclosure
Name	•Net interest margin
Measure:: 6
Pay vs Performance Disclosure
Name	•Relative return on average assets
Measure:: 7
Pay vs Performance Disclosure
Name	•Relative total shareholder return
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (7,039)	$ (219)	$ (38,842)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,359)	(72,645)	(85,621)	(39,675)
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,194,859)	(1,902,462)	(1,903,140)	(1,722,851)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,473,546	1,479,957	2,309,113	1,557,901
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(827,708)	(690,887)	816,273	(148,555)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(364,006)	15,968	144,812	1,779
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(32,554)	(7,228)	(76,933)
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,318	63,567	43,001	20,934
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,763)	(86,333)	(75,121)	(50,658)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,789	70,066	62,576	41,103
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(392,149)	(395,991)	(404,079)	(942,683)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,362	308,045	490,275	932,123
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,935)	(156,331)	404,948	(84,216)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,501)	11,792	100,865	(6,878)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(16,440)	(3,345)	(26,367)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,942	$ 17,956	$ 23,756	$ 17,418